Eaton Vance

Richard Bernstein All Asset Strategy Fund

May 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 47.1%

Security	Shares	Value
Aerospace & Defense — 0.3%
Boeing Co. (The)(1)	4,142	$1,023,157
Northrop Grumman Corp.	4,065	1,487,261

		$2,510,418

Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	7,524	$729,979
DSV Panalpina A/S	4,672	1,138,984
Expeditors International of Washington, Inc.	10,334	1,298,880
FedEx Corp.	3,330	1,048,317
Hub Group, Inc., Class A(1)	16,497	1,151,656
United Parcel Service, Inc., Class B	12,230	2,624,558

		$7,992,374

Airlines — 0.3%
Alaska Air Group, Inc.(1)	18,946	$1,311,063
Southwest Airlines Co.(1)	21,432	1,317,211

		$2,628,274

Auto Components — 0.1%
Tupy S.A.(1)	194,100	$916,553

		$916,553

Automobiles — 0.5%
Tesla, Inc.(1)	4,285	$2,679,068
Volkswagen AG, PFC Shares	4,383	1,206,634

		$3,885,702

Banks — 7.2%
BancorpSouth Bank	26,105	$798,291
Bank of America Corp.	69,341	2,939,365
Bank of Nova Scotia (The)	24,667	1,660,461
Banner Corp.	15,318	896,563
BNP Paribas S.A.(2)	21,426	1,475,075
Canadian Western Bank(2)	43,009	1,303,033
Cathay General Bancorp	27,358	1,140,281
Citigroup, Inc.	21,814	1,716,980
Commonwealth Bank of Australia	24,061	1,869,329
Community Bank System, Inc.	11,408	925,417
CVB Financial Corp.	36,966	819,906
First BanCorp/Puerto Rico	111,299	1,423,514
First Financial Bancorp	38,790	987,981
First Interstate BancSystem, Inc., Class A	18,470	869,383
First Merchants Corp.	36,360	1,684,922
First Midwest Bancorp, Inc.	43,549	911,481
Fulton Financial Corp.	53,873	933,619
Glacier Bancorp, Inc.	15,712	915,224

Security	Shares	Value
Grupo Elektra SAB de CV	20,591	$1,675,306
Hancock Whitney Corp.	20,340	1,007,033
Heartland Financial USA, Inc.	17,157	853,561
Home BancShares, Inc.	36,236	991,417
Independent Bank Group, Inc.	11,676	919,485
International Bancshares Corp.	36,672	1,701,581
Investors Bancorp, Inc.	67,048	997,674
JPMorgan Chase & Co.	19,284	3,167,204
National Australia Bank, Ltd.	66,204	1,385,097
NBT Bancorp, Inc.	23,892	931,549
Old National Bancorp	45,817	872,814
Pacific Premier Bancorp, Inc.	21,960	1,009,501
Park National Corp.	6,922	875,771
PNC Financial Services Group, Inc. (The)	4,805	935,437
Renasant Corp.	30,657	1,355,653
Royal Bank of Canada	21,216	2,206,162
Sandy Spring Bancorp, Inc.	22,124	1,027,881
Seacoast Banking Corp of Florida(1)	23,638	876,261
Simmons First National Corp., Class A	29,675	905,088
Sumitomo Mitsui Financial Group, Inc.	19,000	694,652
Toronto-Dominion Bank (The)	28,181	2,031,141
Towne Bank/Portsmouth VA	32,572	1,043,281
Truist Financial Corp.	22,496	1,389,803
Trustmark Corp.	47,374	1,589,398
U.S. Bancorp	13,983	849,887
UMB Financial Corp.	10,589	1,024,062
United Bankshares, Inc.	22,055	908,446
Valley National Bancorp	78,406	1,122,774
Wells Fargo & Co.	39,777	1,858,381
WesBanco, Inc.	41,795	1,626,661
Westpac Banking Corp.	70,202	1,437,492

		$62,541,278

Beverages — 0.4%
Coca-Cola Co. (The)	31,206	$1,725,380
PepsiCo, Inc.	10,052	1,487,093

		$3,212,473

Biotechnology — 0.5%
Amgen, Inc.	5,732	$1,363,872
Biogen, Inc.(1)	3,379	903,815
CSL, Ltd.	6,121	1,367,089
Gilead Sciences, Inc.	8,927	590,164

		$4,224,940

Building Products — 0.3%
Daikin Industries, Ltd.	3,700	$739,913
Kingspan Group PLC	8,400	798,424
Simpson Manufacturing Co., Inc.	7,506	843,074

		$2,381,411

Security	Shares	Value
Capital Markets — 1.3%
Bank of New York Mellon Corp. (The)	20,065	$1,044,985
BlackRock, Inc.	2,251	1,974,217
Charles Schwab Corp. (The)	12,627	932,504
CME Group, Inc.	2,642	577,964
FactSet Research Systems, Inc.	2,663	890,401
Hong Kong Exchanges & Clearing, Ltd.	22,600	1,390,862
Intercontinental Exchange, Inc.	8,735	986,007
Partners Group Holding AG	553	834,674
S&P Global, Inc.	3,909	1,483,348
Sprott, Inc.(2)	27,449	1,277,189

		$11,392,151

Chemicals — 3.0%
Air Liquide S.A.	11,839	$2,013,412
Air Products and Chemicals, Inc.	1,947	583,438
Air Water, Inc.(2)	55,500	943,570
Akzo Nobel NV	11,053	1,411,185
Arkema S.A.	8,131	1,077,299
Asahi Kasei Corp.	94,700	1,063,342
BASF SE	12,457	1,019,867
Eastman Chemical Co.	12,240	1,534,896
Ecolab, Inc.	10,654	2,291,462
Ems-Chemie Holding AG	1,596	1,498,718
Givaudan S.A.	392	1,751,995
Linde PLC	10,485	3,151,791
Novozymes A/S, Class B	14,356	1,047,688
PPG Industries, Inc.	8,831	1,587,107
Sherwin-Williams Co. (The)	3,111	882,062
Shin-Etsu Chemical Co., Ltd.	8,500	1,472,489
Sika AG	4,982	1,604,005
Symrise AG	8,408	1,118,302

		$26,052,628

Commercial Services & Supplies — 0.1%
Brink’s Co. (The)	9,542	$719,562
Securitas AB, Class B(2)	26,897	440,378

		$1,159,940

Communications Equipment — 0.1%
Cisco Systems, Inc.	23,755	$1,256,639

		$1,256,639

Construction & Engineering — 0.2%
Eiffage S.A.	4,734	$522,350
Kandenko Co., Ltd.	116,300	967,601

		$1,489,951

Construction Materials — 0.1%
CRH PLC	21,574	$1,128,685

		$1,128,685

Security	Shares	Value
Consumer Finance — 0.5%
Aeon Financial Service Co., Ltd.	49,200	$584,616
American Express Co.	8,303	1,329,559
Navient Corp.	87,165	1,592,504
PRA Group, Inc.(1)	23,062	897,804

		$4,404,483

Containers & Packaging — 0.6%
Ball Corp.	15,656	$1,286,297
Huhtamaki Oyj	19,077	899,376
SIG Combibloc Group AG	37,618	995,050
Sonoco Products Co.	32,942	2,224,244

		$5,404,967

Diversified Consumer Services — 0.1%
InvoCare, Ltd.(2)	103,588	$843,004
TAL Education Group ADR(1)	10,952	437,751

		$1,280,755

Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(1)	8,462	$2,449,241

		$2,449,241

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	42,841	$1,260,811
Elisa Oyj	8,337	494,341
Liberty Latin America, Ltd., Class C(1)	75,595	1,087,056
Verizon Communications, Inc.	10,781	609,019

		$3,451,227

Electric Utilities — 0.1%
Red Electrica Corp. S.A.	28,050	$561,634

		$561,634

Electrical Equipment — 0.3%
AMETEK, Inc.	6,028	$814,383
Eaton Corp. PLC	5,895	856,249
Emerson Electric Co.	9,012	862,358

		$2,532,990

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	12,392	$833,486
Canon Marketing Japan, Inc.	24,600	584,747
Hexagon AB	57,694	825,723
Sanmina Corp.(1)	27,934	1,176,301

		$3,420,257

Energy Equipment & Services — 0.7%
Halliburton Co.	76,310	$1,713,159
Schlumberger NV	36,806	1,153,132
Technip Energies NV ADR(1)	25,832	388,772
TechnipFMC PLC	129,159	1,109,476
Tenaris S.A.	167,499	1,912,664

		$6,277,203

Security	Shares	Value
Entertainment — 0.1%
Activision Blizzard, Inc.	7,889	$767,205

		$767,205

Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	2,995	$1,132,919
Loblaw Cos., Ltd.	18,837	1,159,176
Performance Food Group Co.(1)	19,981	1,001,647
Tsuruha Holdings, Inc.	4,700	571,777
Walmart, Inc.	6,925	983,558

		$4,849,077

Food Products — 1.1%
AAK AB(2)	65,737	$1,515,131
Darling Ingredients, Inc.(1)	21,328	1,460,115
J&J Snack Foods Corp.	9,092	1,596,373
Nestle S.A.	16,445	2,031,256
Nisshin Seifun Group, Inc.	42,500	644,184
Saputo, Inc.	23,295	808,349
Simply Good Foods Co. (The)(1)	36,899	1,274,123

		$9,329,531

Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	14,240	$1,661,096
Becton, Dickinson and Co.	2,823	682,855
Danaher Corp.	3,285	841,420
DENTSPLY SIRONA, Inc.	7,813	522,846
Edwards Lifesciences Corp.(1)	6,975	668,903
Intuitive Surgical, Inc.(1)	1,267	1,067,042
Medtronic PLC	8,998	1,139,057

		$6,583,219

Health Care Providers & Services — 0.8%
Cigna Corp.	3,969	$1,027,376
CVS Health Corp.	10,400	898,976
Henry Schein, Inc.(1)	10,993	835,908
Humana, Inc.	1,365	597,460
Quest Diagnostics, Inc.	5,101	671,649
Ryman Healthcare, Ltd.	72,431	684,325
UnitedHealth Group, Inc.	4,546	1,872,588

		$6,588,282

Hotels, Restaurants & Leisure — 0.4%
Flutter Entertainment PLC(1)	3,869	$722,996
J D Wetherspoon PLC(1)	54,501	1,018,052
La Francaise des Jeux SAEM(2)(3)	20,657	1,165,205
McDonald’s Corp.	3,770	881,765

		$3,788,018

Security	Shares	Value
Household Durables — 0.7%
Construtora Tenda S.A.	202,100	$934,553
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	199,400	906,764
D.R. Horton, Inc.	12,370	1,178,737
Direcional Engenharia S.A.	342,700	870,608
Even Construtora e Incorporadora S.A.	372,000	740,902
JM AB	38,235	1,516,636

		$6,148,200

Household Products — 0.5%
Henkel AG & Co. KGaA	15,069	$1,495,070
Kimberly-Clark Corp.	4,432	578,952
Procter & Gamble Co. (The)	7,596	1,024,320
Reckitt Benckiser Group PLC	10,759	970,446

		$4,068,788

Industrial Conglomerates — 0.6%
3M Co.	5,247	$1,065,351
General Electric Co.	69,809	981,515
Nolato AB	119,600	1,248,046
Siemens AG	5,562	912,933
Smiths Group PLC	32,780	718,894

		$4,926,739

Insurance — 2.1%
Aflac, Inc.	17,242	$977,276
AIA Group, Ltd.	140,600	1,876,491
Allianz SE	9,130	2,424,574
Aon PLC, Class A	7,732	1,959,057
Arthur J. Gallagher & Co.	6,437	943,729
AXA S.A.	19,916	554,433
Dai-ichi Life Holdings, Inc.	38,000	794,964
Markel Corp.(1)	483	591,912
Marsh & McLennan Cos., Inc.	12,079	1,671,130
Muenchener Rueckversicherungs-Gesellschaft AG	1,789	514,944
NN Group NV	17,829	907,461
Progressive Corp. (The)	11,632	1,152,498
Swiss Life Holding AG	2,805	1,462,466
Tokio Marine Holdings, Inc.	10,300	482,754
Zurich Insurance Group AG	3,337	1,403,545

		$17,717,234

Interactive Media & Services — 1.7%
Alphabet, Inc., Class A(1)	1,800	$4,242,330
Alphabet, Inc., Class C(1)	1,852	4,466,209
Facebook, Inc., Class A(1)	14,272	4,691,634
Tencent Holdings, Ltd.	14,100	1,102,351

		$14,502,524

Security	Shares	Value
Internet & Direct Marketing Retail — 0.9%
Amazon.com, Inc.(1)	2,403	$7,745,037

		$7,745,037

IT Services — 1.6%
Amdocs, Ltd.	8,111	$633,469
Atos SE	5,537	370,285
Automatic Data Processing, Inc.	9,732	1,907,667
Broadridge Financial Solutions, Inc.	4,673	745,250
Cognizant Technology Solutions Corp., Class A	9,586	685,974
Fidelity National Information Services, Inc.	6,569	978,650
Fiserv, Inc.(1)	4,882	562,406
Mastercard, Inc., Class A	2,446	881,979
Nexi SpA(1)(2)(3)	39,711	805,952
Otsuka Corp.	11,400	615,913
Shopify, Inc., Class A(1)	1,247	1,550,861
Sopra Steria Group SACA(1)	4,293	794,363
TIS, Inc.	27,100	695,359
Visa, Inc., Class A	11,259	2,559,171

		$13,787,299

Life Sciences Tools & Services — 0.4%
Illumina, Inc.(1)	1,779	$721,634
Mettler-Toledo International, Inc.(1)	638	830,006
PerkinElmer, Inc.	5,108	741,017
Thermo Fisher Scientific, Inc.	3,188	1,496,766

		$3,789,423

Machinery — 0.7%
Indutrade AB	42,915	$1,134,320
Interroll Holding AG	388	1,536,591
Mueller Industries, Inc.	26,569	1,233,599
Mueller Water Products, Inc., Class A	75,063	1,086,162
PACCAR, Inc.	8,381	767,364
Traton SE	20,857	692,825

		$6,450,861

Media — 0.1%
Fuji Media Holdings, Inc.	48,400	$551,069

		$551,069

Metals & Mining — 0.7%
Acerinox S.A.(2)	89,695	$1,278,009
Boliden AB	25,829	1,037,595
Boliden AB, Redemption Shares(1)	25,829	18,600
Gerdau S.A., PFC Shares	186,200	1,166,497
Metalurgica Gerdau S.A., PFC Shares	451,500	1,271,758
Vale S.A.	61,000	1,306,098

		$6,078,557

Security	Shares	Value
Multiline Retail — 0.3%
Big Lots, Inc.	18,119	$1,104,172
Dollar General Corp.	2,807	569,709
Dollarama, Inc.	16,364	715,760
Pan Pacific International Holdings Corp.	25,800	515,948

		$2,905,589

Oil, Gas & Consumable Fuels — 2.9%
Chevron Corp.	18,107	$1,879,325
ConocoPhillips	31,867	1,776,267
Eni SpA	79,500	976,738
EOG Resources, Inc.	13,646	1,096,320
Exxon Mobil Corp.	46,508	2,714,672
Galp Energia SGPS S.A.	115,777	1,451,812
Hess Corp.	27,154	2,276,048
ONEOK, Inc.	17,847	941,251
Petroleo Brasileiro S.A.	320,200	1,641,027
Pioneer Natural Resources Co.	9,794	1,490,549
Repsol S.A.	121,410	1,624,241
Royal Dutch Shell PLC, Class A	63,873	1,218,894
Suncor Energy, Inc.(2)	67,351	1,555,476
TC Energy Corp.	22,945	1,172,084
TOTAL SE	18,222	849,888
Valero Energy Corp.	10,843	871,777
World Fuel Services Corp.	39,169	1,203,663

		$24,740,032

Paper & Forest Products — 0.1%
Mondi PLC	40,460	$1,092,668

		$1,092,668

Personal Products — 0.5%
Beiersdorf AG	8,756	$1,038,063
Edgewell Personal Care Co.	24,778	1,124,425
Kose Corp.(2)	5,400	861,607
Unilever PLC	17,493	1,048,508

		$4,072,603

Pharmaceuticals — 1.5%
Bayer AG	6,498	$414,206
Bristol-Myers Squibb Co.	8,348	548,631
Eli Lilly & Co.	5,860	1,170,476
Johnson & Johnson	15,548	2,631,499
Merck & Co., Inc.	8,604	652,958
Novo Nordisk A/S, Class B	29,536	2,331,746
Pfizer, Inc.	52,564	2,035,804
Roche Holding AG PC	6,578	2,302,638
Sanofi	11,110	1,188,695

		$13,276,653

Professional Services — 0.4%
AF Poyry AB(1)	19,925	$682,103
Korn Ferry	23,371	1,528,697
Teleperformance	3,190	1,222,233

		$3,433,033

Security	Shares	Value
Real Estate Management & Development — 0.3%
BR Malls Participacoes S.A.(1)	488,200	$1,058,515
Nexity S.A.	21,705	1,129,945

		$2,188,460

Road & Rail — 1.6%
Central Japan Railway Co.	2,900	$433,769
CSX Corp.	30,298	3,033,436
J.B. Hunt Transport Services, Inc.	14,121	2,422,316
Norfolk Southern Corp.	8,340	2,342,706
Old Dominion Freight Line, Inc.	4,771	1,266,462
Rumo S.A.(1)	290,400	1,163,450
Union Pacific Corp.	10,956	2,462,142
Werner Enterprises, Inc.	19,166	919,776

		$14,044,057

Semiconductors & Semiconductor Equipment — 0.8%
Applied Materials, Inc.	9,778	$1,350,635
ASML Holding NV	1,735	1,172,148
Intel Corp.	28,347	1,619,181
NVIDIA Corp.	3,379	2,195,607
QUALCOMM, Inc.	6,460	869,128

		$7,206,699

Software — 1.8%
Adobe, Inc.(1)	1,526	$769,989
ANSYS, Inc.(1)	1,943	656,617
Constellation Software, Inc.	516	740,600
Hilan, Ltd.	18,349	925,108
Microsoft Corp.	39,237	9,796,694
Oracle Corp.	13,008	1,024,250
Tyler Technologies, Inc.(1)	2,255	909,126
VMware, Inc., Class A(1)	3,756	593,035

		$15,415,419

Specialty Retail — 0.6%
Advance Auto Parts, Inc.	4,683	$888,506
Bilia AB, Class A	44,656	850,470
Home Depot, Inc. (The)	3,993	1,273,408
Industria de Diseno Textil S.A.	17,060	663,043
Petrobras Distribuidora S.A.	304,100	1,491,996

		$5,167,423

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	95,036	$11,842,436
Samsung Electronics Co., Ltd. GDR	394	711,925

		$12,554,361

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.3%
Alpargatas S.A., PFC Shares(1)	98,600	$889,759
NIKE, Inc., Class B	6,191	844,824
Swatch Group AG (The)	2,653	960,355

		$2,694,938

Thrifts & Mortgage Finance — 0.7%
Capitol Federal Financial, Inc.	106,044	$1,372,210
Equitable Group, Inc.	14,329	1,660,577
Washington Federal, Inc.	48,486	1,616,523
WSFS Financial Corp.	26,287	1,398,731

		$6,048,041

Tobacco — 0.1%
Philip Morris International, Inc.	11,064	$1,066,902

		$1,066,902

Trading Companies & Distributors — 0.5%
Brenntag SE	10,953	$1,028,638
Bunzl PLC	17,838	577,773
Fastenal Co.	14,534	770,883
Mitsui & Co., Ltd.	91,100	2,014,992

		$4,392,286

Transportation Infrastructure — 0.3%
EcoRodovias Infraestrutura e Logistica S.A.(1)	500,100	$1,197,546
Hamburger Hafen und Logistik AG	40,880	1,065,992

		$2,263,538

Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, Series L	2,235,840	$1,715,214
SoftBank Group Corp.	12,500	952,159
T-Mobile US, Inc.(1)	6,064	857,753

		$3,525,126

Total Common Stocks (identified cost $277,644,829)		$406,315,065

Exchange-Traded Funds (4) — 43.2%

Security	Shares	Value
Equity Funds — 5.1%
iShares MSCI China ETF(2)	198,106	$16,212,995
iShares MSCI South Korea ETF	144,000	13,252,320
iShares MSCI Taiwan ETF	234,000	14,592,240

		$44,057,555

Fixed Income Funds — 38.1%
First Trust Low Duration Opportunities ETF	1,673,828	$85,381,966
iShares 10+ Year Investment Grade Corporate Bond ETF	116,000	7,862,480
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	377,800	37,519,318

Security	Shares	Value
ProShares Investment Grade-Interest Rate Hedged ETF	1,690,000	$128,997,700
VanEck Vectors Emerging Markets High Yield Bond ETF	1,490,000	35,581,200
WisdomTree Floating Rate Treasury Fund	1,306,000	32,780,600

		$328,123,264

Total Exchange-Traded Funds (identified cost $362,515,749)		$372,180,819

U.S. Treasury Obligations — 8.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bonds:
1.125%, 5/15/40	$2,189	$1,827,123
1.125%, 8/15/40	4,622	3,842,045
3.875%, 8/15/40	5,183	6,629,562
4.375%, 11/15/39	7,989	10,824,878

		$23,123,608

U.S. Treasury Notes:
0.625%, 5/15/30	$6,786	6,270,913
1.50%, 2/15/30	7,493	7,495,773
2.375%, 5/15/29	10,529	11,300,373
2.625%, 2/15/29	8,964	9,790,150
2.875%, 5/15/28(2)	4,006	4,441,763
2.875%, 8/15/28(2)	5,210	5,779,853
3.125%, 11/15/28	7,534	8,496,066

		$53,574,891

Total U.S. Treasury Obligations (identified cost $83,081,518)		$76,698,499

Short-Term Investments — 1.6%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(5)	6,855,639	$6,855,639
State Street Navigator Securities Lending Government Money Market Portfolio, 0.01%(6)	7,228,757	7,228,757

Total Short-Term Investments (identified cost $14,084,396)		$14,084,396

Total Investments — 100.8% (identified cost $737,326,492)		$869,278,779

Other Assets, Less Liabilities — (0.8)%		$(6,557,036)

Net Assets — 100.0%		$862,721,743

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at May 31, 2021. The aggregate market value of securities on loan at May 31, 2021 was $20,612,292 and the total market value of the collateral received by the Fund was $21,372,754, comprised of cash of $7,228,757 and U.S. government and/or agencies securities of $14,143,997.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2021, the aggregate value of these securities is $1,971,157 or 0.2% of the Fund’s net assets.

(4)

The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2021.

(6)	Represents investment of cash collateral received in connection with securities lending.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	39.9%	$344,583,064
Canada	2.1	17,840,869
Switzerland	1.9	16,381,293
Japan	1.9	16,185,425
Brazil	1.8	15,556,026
Germany	1.5	12,932,048
France	1.5	12,751,955
United Kingdom	1.2	10,906,502
Sweden	1.1	9,269,002
Australia	0.8	6,902,011
Denmark	0.5	4,518,418
Spain	0.5	4,126,927
Ireland	0.4	3,506,354
Netherlands	0.4	3,490,794
Mexico	0.4	3,390,520
Hong Kong	0.4	3,267,353
Luxembourg	0.2	1,912,664
Italy	0.2	1,782,690
China	0.2	1,540,102
Portugal	0.2	1,451,812
Finland	0.1	1,393,717
Chile	0.1	1,087,056
Israel	0.1	925,108
South Korea	0.1	711,925
New Zealand	0.1	684,325
Exchange-Traded Funds	43.2	372,180,819

Total Investments	100.8%	$869,278,779

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

The Fund did not have any open derivative instruments at May 31, 2021.

At May 31, 2021, the value of the Fund’s investment in affiliated funds was $6,855,639, which represents 0.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended May 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$43,481,868	$121,143,674	$(157,769,903)	$485	$(485)	$6,855,639	$25,353	6,855,639

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$19,697,231	$3,099,920		$—	$22,797,151
Consumer Discretionary	25,069,872	9,462,343		—	34,532,215
Consumer Staples	16,423,332	10,176,042		—	26,599,374
Energy	22,982,998	8,034,237		—	31,017,235
Financials	84,458,999	20,093,429		—	104,552,428
Health Care	26,173,818	8,288,699		—	34,462,517
Industrials	38,329,113	17,876,759		—	56,205,872
Information Technology	46,964,874	6,675,800		—	53,640,674
Materials	17,304,250	22,453,255		—	39,757,505
Real Estate	1,058,515	1,129,945		—	2,188,460
Utilities	—	561,634		—	561,634
Total Common Stocks	$298,463,002	$107,852,063	*	$—	$406,315,065
Exchange-Traded Funds	$372,180,819	$—		$—	$372,180,819
U.S. Treasury Obligations	—	76,698,499		—	76,698,499
Short-Term Investments	7,228,757	6,855,639		—	14,084,396
Total Investments	$677,872,578	$191,406,201		$—	$869,278,779

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.